PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
Prepaid training and other service fees	2,126	2,484
Prepaid rental expenses	1,738	2,734
Prepayment expenses	384	1,136
Staff advances	774	597
Receivables from the disposal of subsidiaries	547	574
Prepayment for purchase of inventories	488	866
Prepayment for property, plant and equipment	2,304	865
Receivables from third party payment platform	181	82
Interest receivables	—	121
Others	999	1,784
	9,541	11,243